UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05639

 NAME OF REGISTRANT:                     Pacholder High Yield Fund,
                                         Inc



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 270 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management
                                         Inc.
                                         270 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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

Pacholder High Yield Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 CAPMARK FINANCIAL GROUP INC.                                                                Agenda Number:  933930213
--------------------------------------------------------------------------------------------------------------------------
        Security:  140661109
    Meeting Type:  Consent
    Meeting Date:  28-Mar-2014
          Ticker:  CPMK
            ISIN:  US1406611095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TRANSFER AMENDMENT: RESOLVED, THAT ARTICLE                Mgmt          Against                        Against
       EIGHT OF THE AMENDED AND RESTATED ARTICLES
       OF INCORPORATION OF THE COMPANY BE AMENDED
       TO ADD A NEW SECTION 3 TO PROVIDE FOR
       TRANSFER RESTRICTIONS TO PROTECT CERTAIN
       TAX ATTRIBUTES OF THE COMPANY, AS DESCRIBED
       AND SET FORTH IN THE COMPANY'S CONSENT
       STATEMENT, DATED FEBRUARY 25,2014.

2.     RIGHTS PLAN AMENDMENT: RESOLVED, THAT                     Mgmt          Against                        Against
       SECTION 2 OF ARTICLE ELEVEN OF THE AMENDED
       AND RESTATED ARTICLES OF INCORPORATION OF
       THE COMPANY BE AMENDED TO PERMIT THE
       COMPANY TO ADOPT A STOCKHOLDER RIGHTS PLAN
       OR SIMILAR AGREEMENT TO PROTECT CERTAIN TAX
       BENEFITS OF THE COMPANY, AS DESCRIBED AND
       SET FORTH IN THE COMPANY'S CONSENT
       STATEMENT, DATED FEBRUARY 25, 2014.




--------------------------------------------------------------------------------------------------------------------------
 DYNEGY INC.                                                                                 Agenda Number:  933965812
--------------------------------------------------------------------------------------------------------------------------
        Security:  26817R108
    Meeting Type:  Annual
    Meeting Date:  29-May-2014
          Ticker:  DYN
            ISIN:  US26817R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HILARY E. ACKERMANN                                       Mgmt          For                            For
       PAUL M. BARBAS                                            Mgmt          For                            For
       ROBERT C. FLEXON                                          Mgmt          For                            For
       RICHARD L. KUERSTEINER                                    Mgmt          For                            For
       JEFFREY S. STEIN                                          Mgmt          For                            For
       JOHN R. SULT                                              Mgmt          For                            For
       PAT WOOD III                                              Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF DYNEGY'S NAMED EXECUTIVE
       OFFICERS.

3.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       APPOINTMENT OF ERNST & YOUNG LLP AS
       DYNEGY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2014.




--------------------------------------------------------------------------------------------------------------------------
 EDISON INTERNATIONAL                                                                        Agenda Number:  933913964
--------------------------------------------------------------------------------------------------------------------------
        Security:  281023AU5
    Meeting Type:  Consent
    Meeting Date:  29-Jan-2014
          Ticker:
            ISIN:  US281023AU52
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO ACCEPT THE PLAN                                        Mgmt          For

2)     OPT OUT RELEASE                                           Mgmt          Abstain




--------------------------------------------------------------------------------------------------------------------------
 EDISON INTERNATIONAL                                                                        Agenda Number:  933913964
--------------------------------------------------------------------------------------------------------------------------
        Security:  281023AX9
    Meeting Type:  Consent
    Meeting Date:  29-Jan-2014
          Ticker:
            ISIN:  US281023AX91
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO ACCEPT THE PLAN                                        Mgmt          For

2)     OPT OUT RELEASE                                           Mgmt          Abstain




--------------------------------------------------------------------------------------------------------------------------
 GENERAL MOTORS COMPANY                                                                      Agenda Number:  934003409
--------------------------------------------------------------------------------------------------------------------------
        Security:  37045V100
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2014
          Ticker:  GM
            ISIN:  US37045V1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOSEPH J. ASHTON                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: MARY T. BARRA                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ERROLL B. DAVIS, JR.                Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: STEPHEN J. GIRSKY                   Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: E. NEVILLE ISDELL                   Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: KATHRYN V. MARINELLO                Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: MICHAEL G. MULLEN                   Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: PATRICIA F. RUSSO                   Mgmt          Against                        Against

1J.    ELECTION OF DIRECTOR: THOMAS M. SCHOEWE                   Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: THEODORE M. SOLSO                   Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: CAROL M. STEPHENSON                 Mgmt          For                            For

2.     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS GM'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2014

3.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          For                            For
       COMPENSATION

4.     ADVISORY VOTE TO APPROVE THE FREQUENCY OF A               Mgmt          1 Year                         For
       STOCKHOLDER ADVISORY VOTE ON EXECUTIVE
       COMPENSATION

5.     APPROVAL OF THE GENERAL MOTORS COMPANY 2014               Mgmt          For                            For
       SHORT-TERM INCENTIVE PLAN

6.     APPROVAL OF THE GENERAL MOTORS COMPANY 2014               Mgmt          For                            For
       LONG-TERM INCENTIVE PLAN

7.     CUMULATIVE VOTING                                         Shr           Against                        For

8.     INDEPENDENT BOARD CHAIRMAN                                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 U.S. CONCRETE, INC.                                                                         Agenda Number:  933952954
--------------------------------------------------------------------------------------------------------------------------
        Security:  90333L201
    Meeting Type:  Annual
    Meeting Date:  14-May-2014
          Ticker:  USCR
            ISIN:  US90333L2016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EUGENE I. DAVIS                                           Mgmt          Withheld                       Against
       WILLIAM J. SANDBROOK                                      Mgmt          For                            For
       KURT M. CELLAR                                            Mgmt          For                            For
       MICHAEL D. LUNDIN                                         Mgmt          For                            For
       ROBERT M. RAYNER                                          Mgmt          For                            For
       COLIN M. SUTHERLAND                                       Mgmt          For                            For
       THEODORE P. ROSSI                                         Mgmt          For                            For

2.     RATIFY THE APPOINTMENT OF GRANT THORNTON                  Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2014.

3.     ADVISORY RESOLUTION TO APPROVE THE                        Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pacholder High Yield Fund, Inc
By (Signature)       /s/ Robert L. Young
Name                 Robert L. Young
Title                President
Date                 08/26/2014